Government Grants	12 Months Ended
Dec. 31, 2023
Government grants [Abstract]
Government Grants	Government Grants
The following table presents the movement in deferred income from government grants for the years ended December 31, 2023 and 2022:

(in millions)	December 31, 2023	December 31, 2022
Beginning balance	$404	$176
Received/receivable during the period	81	270
Fair value of EDB loan	7	—
Capitalized to fixed assets	(74)	—
Released to the consolidated statements of operations	(58)	(42)
Ending balance	$360	$404

Current	93	110
Non-current	267	294
Total	$360	$404
Government grants were recognized in the consolidated statements of operations as follows:

(in millions)	December 31, 2023	December 31, 2022	December 31, 2021
Cost of revenue	$29	$30	$33
Research and development expenses	29	11	—
Selling, general and administrative	—	1	—
Total balance	$58	$42	$33
The Company has received government support in the form of investment grants, research and development subsidies, refundable credits, subsidized loans and miscellaneous receipts for employee support. Amounts receivable from the government but not yet received have been included in receivables, prepayments and other assets. Certain investment grants are subject to forfeiture in declining amounts over the life of the agreement if the Company does not maintain agreed upon conditions specified in the relevant grant agreements. The Company continues to comply with the government grant conditions mainly relating to qualifying property, plant and equipment and employment levels.